Intangible Assets,Net - Summary of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2023	¥ 53,717
2024	53,205
2025	52,812
2026	51,195
2027 and thereafter	478,740
Intangible assets, net	¥ 689,669	¥ 745,851